Document and Entity Information Document	3 Months Ended
Mar. 31, 2015 shares
Entity Information [Line Items]
Entity Registrant Name	PEABODY ENERGY CORP
Entity Central Index Key	0001064728
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	277,778,608